Investments in Associates and Joint Ventures - Additional Information (Detail) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Associate shares	Dec. 31, 2019 GBP (£)
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Significant associate | Associate	1
Number of shares owned | shares	32
Percentage of shares owned	31.60%
Percentage of interest in royalty	15.00%
Market value of investment | £	£ 291	£ 343
Theravance Biopharma Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of interest in royalty	85.00%
Percentage of common stock	15.00%